LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

NOTE 9. LEASE

The Company has an operating lease for office with a three-year term and an operating lease for employee's dormitory with a one-year term. Both of the Company’s leases are classified as operating leases. The operating lease for office includes one option to renew, which is typically at the Company's sole discretion. The renewal to extend the lease term is not included in our right of use assets and lease liabilities as it is not reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain to exercise, it will include the renewal period in its lease term. New lease modifications result in remeasurement of the right of use asset and lease liability. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to the operating lease for office was as follows:

	The Years Ended December 31,
	2021	2020
Right-of-use assets	$24,613	$119,429
Lease payment liability- current	—	103,396
Total lease payment liability	$—	$103,396

The lease payment regarding the right of use asset was prepaid at December 31, 2021; therefore, there was no corresponding lease liability outstanding at December 31, 2021.

The remaining lease term and discount rate for the operating lease for office were as follows as of December 31, 2021:

Remaining lease term (years)	0.25
Discount rate	4.75%

For the years ended December 31, 2021, the lease expense was as follows in 2021:

For the Year Ended December 31, 2021
Operating lease cost	$97,294
Short-term lease cost	—
Total	$97,294

Cash payment for operating lease under ASC 842 for the years ended December 31, 2021 and 2020 was $105,402 and $104,216, respectively.

The operating lease payment for the employee's dormitory was fully paid as of December 31, 2021 and 2020.